Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
10	INTANGIBLE ASSETS

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

Brand	76,000,000	76,000,000
Subscribers relationship	11,087,671	14,228,310
Application development	226,433	223,473
Originals, sessions and series	1,417,189	27,828
Other intangibles	18,960	26,604
Work in Progress	254,977	1,251,167
	89,005,230	91,757,382

Work in progress represents costs incurred in relation to internally produced originals, sessions and series which are not yet released as well as software being developed by a third party.

On April 1, 2024 Anghami acquired the brand and subscribers relationship of OSN+ from OSN Streaming for USD 95,000,000.

Amortization charged is allocated as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD

Cost of revenue (note 6)	3,427,808	2,323,251
General and administrative expenses (note 8)	7,642	35,383
	3,435,450	2,358,634